SUPPLEMENT DATED NOVEMBER 1, 2024

TO THE PACIFIC SELECT FUND PROSPECTUS DATED MAY 1, 2024

FOR CLASS D, CLASS I and CLASS P SHARES

This supplement revises the Pacific Select Fund Prospectus dated May 1, 2024 for Class D, Class I and Class P Shares (the “Prospectus”), as supplemented, and must be preceded or accompanied by the Prospectus. The changes within this supplement are currently in effect. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

Disclosure Changes to the Fund Summaries section

Mid-Cap Plus Bond Alpha Portfolio (formerly Mid-Cap Equity Portfolio) – In the Principal Investment Strategies subsection, the third paragraph under the Mid-Cap portion is deleted and replaced with the following:

These derivatives are total return swap agreements and futures contracts. PLFA seeks to achieve the Fund’s investment goal in this portion of the Fund by gaining exposure to the U.S. mid-capitalization equity market through total return swap agreements and futures contracts on the Russell Midcap Index (the “Index”), an equity securities index that represents the U.S. mid-capitalization equity market.

Also in the Principal Investment Strategies subsection, the fifth paragraph under the Mid-Cap portion is deleted and replaced with the following:

This portion of the Fund may also invest in futures contracts on other U.S. mid-cap indices to gain exposure to the U.S. mid-capitalization equity market. Using derivatives such as total return swaps and futures contracts is a way to obtain investment exposure to the U.S. mid-capitalization equity market, as represented by the particular index, and seek the returns of that index without purchasing all of the securities in the index.

Also in the Principal Investment Strategies subsection, the first sentence of the sixth paragraph under the Mid-Cap portion is deleted and replaced with the following:

PLFA will also seek to achieve additional gains above the Index by making specific investment decisions for the Fund as it sees investment opportunities (“incremental alpha”).

ESG Diversified Portfolio and ESG Diversified Growth Portfolio – In the Principal Investment Strategies subsection for both of these Funds, the 15th paragraph of subsection (2) ESG Underlying Fund Oversight is deleted.

In the Principal Investment Strategies subsection, the 17th paragraph of subsection (2) ESG Underlying Fund Oversight is deleted and replaced with the following:

The ESG Underlying Fund managed by BlackRock Advisors, LLC (“BlackRock”) (the “BlackRock Fund”) seeks to provide long-term capital appreciation while seeking to maintain certain ESG characteristics, climate risk exposure and climate opportunities relative to its benchmark index. Under normal circumstances, the BlackRock Fund seeks to invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities issued by, or tied economically to, companies in emerging markets and derivatives that have similar economic characteristics to such securities. Specifically, the BlackRock Fund generally seeks to invest in a portfolio of equity securities that, in BlackRock’s view, (i) has an aggregate ESG assessment that is better than the aggregate ESG assessment of its benchmark index, (ii) has an aggregate carbon emissions assessment that is lower than that of its benchmark index, and (iii) in the aggregate, identifies issuers that BlackRock believes are better positioned to capture climate opportunities relative to the issuers in its benchmark index. The BlackRock Fund may invest in other sectors that are not included in such assessments. BlackRock seeks to utilize exclusionary screens in determining the investment universe and to incorporate investment insights related to ESG characteristics in the portfolio construction process. To determine the BlackRock Fund’s investable universe, BlackRock will first seek to screen out certain issuers based on ESG criteria determined by BlackRock. Such screening criteria principally includes: (i) issuers that derive more than zero percent of revenue from the production of controversial weapons; (ii) issuers that derive more than zero percent of revenue from the production of civilian firearms; (iii) issuers that derive more than zero percent of revenue from the production of tobacco-related products; (iv) issuers that derive certain revenue from thermal coal generation, unless such issuers either (a) have made certain commitments to reduce climate impact or (b) derive revenue from alternative energy sources; (v) issuers that derive more than five percent of revenue from thermal coal mining; and (vi) issuers that derive more than five percent of revenue from oil sands extraction. Notwithstanding the foregoing, the BlackRock Fund may invest in green bonds of issuers that exceed the thresholds stated in (iv), (v) and (vi) above. The BlackRock Fund relies on one or more third-party ratings agencies to identify issuers for purposes of the above screening criteria. Third-party rating agencies may base the above screening criteria on an estimate when revenue for a covered business activity is not disclosed by the issuer or publicly available. The BlackRock Fund’s screening criteria is measured at the time of investment and is dependent upon information and data that may be incomplete, inaccurate, unavailable or estimated. Where the BlackRock Fund’s criteria looks solely to third-party ratings or data, issuers are only screened to the extent such ratings or data have been assigned or made available by the third parties. This screening criteria is subject to change over time at BlackRock’s discretion. In addition, the BlackRock Fund may gain indirect exposure (through, including but not limited to, derivatives and investments in other investment companies) to issuers with exposures that are inconsistent with the ESG-related criteria used by BlackRock. The BlackRock Fund then seeks to pursue its investment objective by investing in equity securities in a disciplined manner, by using proprietary return forecast models that incorporate quantitative analysis. These forecast models are designed to identify aspects of mispricing across stocks which the BlackRock Fund can seek to capture by over- and under-weighting particular equities while seeking to control incremental risk. BlackRock then constructs and rebalances the portfolio’s weightings by integrating its investment insights with the model-based optimization process. Certain of the investment insights relate to ESG characteristics in BlackRock defined categories, including, but not limited to, (i) superior growth characteristics of issuers, (ii) risk mitigation characteristics of issuers, (iii) themes related to social matters and (iv) economic transition, which includes, but is not limited to, environmental considerations. Examples of such ESG characteristics include management quality, governance, controversies at issuers, public health analytics and an issuer’s innovation-oriented research and development. The ESG characteristics utilized in the portfolio construction process may change over time and one or more characteristics may not be relevant to all issuers that are eligible for investment. BlackRock’s ESG research does not attempt to capture all possible ESG characteristics, rather those that in BlackRock’s opinion, can be measured and have an associated investment thesis. Fund management may consider both positive and negative ESG characteristics of an issuer when developing such investment theses. BlackRock determines which ESG characteristics to include in the model and what changes are made in the model over time. ESG-related characteristics are not the sole considerations in the portfolio construction process and BlackRock’s evaluation of ESG characteristics may change over time.

Also in the Principal Investment Strategies subsection, all references to “the DFA Fund” before the third to last paragraph will be replaced with “the DFA Social Fixed Income Portfolio.”

Also in the Principal Investment Strategies subsection, the following is added before the sixth to last paragraph:

Certain ESG Underlying Funds are managed by Dimensional Fund Advisors LP (“DFA”), namely the DFA Social Fixed Income Portfolio and the DFA U.S. Sustainability Core 1 Portfolio.

Also in the Principal Investment Strategies subsection, the following will be added after the sixth to last paragraph:

The DFA U.S. Sustainability Core 1 Portfolio is designed to purchase a broad and diverse group of securities of U.S. companies. The DFA U.S. Sustainability Core 1 Portfolio invests in companies of all sizes, with increased exposure to smaller capitalization, lower relative price, and higher profitability companies as compared to their representation in the U.S. Universe, while adjusting the composition based on sustainability impact considerations.

DFA intends to take into account the impact that companies may have on the environment and other sustainability considerations when making investment decisions for the Portfolio. Relative to a portfolio without these considerations, the DFA U.S. Sustainability Core 1 Portfolio will exclude or underweight securities of companies that, according to the DFA U.S. Sustainability Core 1 Portfolio’s sustainability impact considerations, may be less sustainable as compared either to other companies in the DFA U.S. Sustainability Core 1 Portfolio’s investment universe or other companies with similar business lines. Similarly, relative to a DFA U.S. Sustainability Core 1 Portfolio without sustainability impact considerations, the DFA U.S. Sustainability Core 1 Portfolio will overweight securities of companies that, according to the DFA U.S. Sustainability Core 1 Portfolio’s sustainability impact considerations, may be more sustainable as compared either to other companies in the DFA U.S. Sustainability Core 1 Portfolio’s investment universe or other companies with similar business lines. In considering sustainability impact and other factors that DFA believes may be important to investors, DFA will consider greenhouse gas emissions intensity, fossil fuel reserves, coal, land use, water use, factory farming activities, biodiversity, involvement in toxic spills or releases, operational waste, tobacco, palm oil, cluster munitions manufacturing, landmine manufacturing, civilian firearms manufacturing, the ownership or operation of private prisons and/or immigrant detention facilities, child labor, and severe environmental, social, or governance controversies that indicate operations inconsistent with responsible business conduct standards (such as those defined by the UN Global Compact Principles and the OECD Guidelines for Multinational Enterprises), among other factors. In particular, the DFA U.S. Sustainability Core 1 Portfolio will exclude companies DFA considers to have high greenhouse gas emissions intensity or fossil fuel reserves relative to other issuers. DFA may engage third party service providers to provide research and/or ratings information relating to the DFA U.S. Sustainability Core 1 Portfolio’s sustainability impact considerations with respect to securities in the DFA U.S. Sustainability Core 1 Portfolio, where information is available from such providers.

In the Principal Risks from Holdings in ESG Underlying Funds subsection, Small-Capitalization Companies Risk is added after Liquidity Risk and Value Companies Risk is added after Tracking Error Risk. The disclosures for the new risks to be added are as follows:

•	Small-Capitalization Companies Risk: Small-capitalization companies may be more susceptible to liquidity risk and price volatility and be more vulnerable to economic, market and industry changes than larger, more established companies.

•	Value Companies Risk: Value companies are those that a portfolio manager believes are undervalued and trading for less than their intrinsic values. There is a risk that the determination that a stock is undervalued is not correct or is not recognized in the market.

Disclosure Changes to the Additional Information About Principal Investment Strategies and Principal Risks section

Mid-Cap Plus Bond Alpha Portfolio (formerly Mid-Cap Equity Portfolio) – In the Principal Investment Strategies subsection, the third paragraph under the Mid-Cap portion is deleted and replaced with the following:

These derivatives are total return swap agreements and futures contracts. PLFA seeks to achieve the Fund’s investment goal in this portion of the Fund by gaining exposure to the U.S. mid-capitalization equity market through total return swap agreements and futures contracts on the Russell Midcap Index (the “Index”), an equity securities index that represents the U.S. mid-capitalization equity market. The total return swap agreements in which the Fund invests are typically with large financial institutions that meet PLFA’s minimum credit standards and usually short term (under 18 months in length).

Also in the Principal Investment Strategies subsection, the following is added after the first sentence of the fourth paragraph under the Mid-Cap portion:

PLFA generally considers a company to have a medium market capitalization or to be a mid-cap company if the company has a market capitalization within the range of companies included in the Index, or a comparable index which is generally considered in the financial services industry as representing the mid-capitalization segment of the U.S. equity universe. PLFA may utilize a comparable index as it deems appropriate to meet the Fund’s investment goal at any time without shareholder notice if the Index is presently unavailable, discontinued, substantially changes or PLFA otherwise determines that the Index is no longer appropriate for the Fund. As of March 31, 2024, the market capitalization range for the Index was approximately $351.9 million to $89.0 billion.

Also in the Principal Investment Strategies subsection, the fifth paragraph under the Mid-Cap portion is deleted and replaced with the following:

This portion of the Fund may also invest in futures contracts on other U.S. mid-cap indices to gain exposure to the U.S. mid-capitalization equity market. Using derivatives such as total return swaps and futures contracts is a way to obtain investment exposure to the U.S. mid-capitalization equity market, as represented by the particular index, and seek the returns of that index without purchasing all of the securities in the index.

ESG Portfolios – In the Principal Investment Strategies subsection, the 26th paragraph will be deleted.

Also in the Principal Investment Strategies subsection, the 28th paragraph will be deleted in its entirety, and the 30th paragraph will be deleted and replaced with the following:

The BlackRock Fund seeks to provide long-term capital appreciation while seeking to maintain certain ESG characteristics, climate risk exposure and climate opportunities relative to its benchmark index. The Fund seeks to maintain certain ESG characteristics, climate risk exposure and climate opportunities relative to its benchmark index. Specifically, the BlackRock Fund generally seeks to invest in a portfolio of equity securities that, in BlackRock’s view, (i) has an aggregate ESG assessment that is better than the aggregate ESG assessment of its benchmark index, (ii) has an aggregate carbon emissions assessment that is lower than that of its benchmark index, and (iii) in the aggregate, identifies issuers that BlackRock believes are better positioned to capture climate opportunities relative to the issuers in its benchmark index. The Fund may invest in other sectors that are not included in such assessments. BlackRock seeks to utilize exclusionary screens in determining the investment universe and to incorporate investment insights related to ESG characteristics in the portfolio construction process. To determine the BlackRock Fund’s investable universe, BlackRock Fund management will first seek to screen out certain issuers based on ESG criteria determined by BlackRock. Such screening criteria principally includes: (i) issuers that derive more than zero percent of revenue from the production of controversial weapons; (ii) issuers that derive more than zero percent of revenue from the production of civilian firearms; (iii) issuers that derive more than zero percent of revenue from the production of tobacco-related products; (iv) issuers that derive certain revenue from thermal coal generation, unless such issuers either (a) have made certain commitments to reduce climate impact or (b) derive revenue from alternative energy sources; (v) issuers that derive more than five percent of revenue from thermal coal mining; and (vi) issuers that derive more than five percent of revenue from oil sands extraction. Notwithstanding the foregoing, the Fund may invest in green bonds of issuers that exceed the thresholds stated in (iv), (v) and (vi) above. The Fund relies on one or more third-party ratings agencies to identify issuers for purposes of the above screening criteria. Third-party rating agencies may base the above screening criteria on an estimate when revenue for a covered business activity is not disclosed by the issuer or publicly available. The BlackRock Fund’s screening criteria is measured at the time of investment and is dependent upon information and data that may be incomplete, inaccurate, or unavailable. Where the screening criteria looks solely to third-party ratings or data, issuers are only screened to the extent such ratings or data have been assigned or made available by the third parties. This screening criteria is subject to change over time at BlackRock’s discretion. In addition, the BlackRock Fund may gain indirect exposure (through, including but not limited to, derivatives and investments in other investment companies) to issuers with exposures that are inconsistent with the ESG-related criteria used by BlackRock. The BlackRock Fund then seeks to pursue its investment objective by investing in equity securities in a disciplined manner, by using proprietary return forecast models that incorporate quantitative analysis. These forecast models are designed to identify aspects of mispricing across stocks which the BlackRock Fund can seek to capture by over- and under-weighting particular equities while seeking to control incremental risk. The investment process is driven with systematic and quantitative implementation based on an issuer’s expected returns, which include measurable ESG characteristics, risk, and transaction costs, as determined by BlackRock’s proprietary research. BlackRock then constructs and rebalances the portfolio’s weightings by integrating its investment insights with the model-based optimization process. Certain of the investment insights relate to ESG characteristics in BlackRock defined categories, including, but not limited to, (i) superior growth characteristics of issuers, (ii) risk mitigation characteristics of issuers, (iii) themes related to social matters and (iv) economic transition, which includes, but is not limited to, environmental considerations. Examples of such ESG characteristics include management quality, governance, controversies at issuers, public health analytics and an issuer’s innovation-oriented research and development. The ESG characteristics utilized in the portfolio construction process may change over time and one or more characteristics may not be relevant to all issuers that are eligible for investment.

Also in the Principal Investment Strategies subsection, all references to “the DFA Fund” before the sixth to last paragraph will be replaced with “the DFA Social Fixed Income Portfolio.”

Also in the Principal Investment Strategies subsection, the following will be added before the seventh to last paragraph:

DFA intends to take into account the impact that companies may have on the environment and other sustainability considerations when making investment decisions for the DFA U.S. Sustainability Core 1 Portfolio. Relative to a portfolio without these considerations, the DFA U.S. Sustainability Core 1 Portfolio will exclude or underweight securities of companies that, according to the DFA U.S. Sustainability Portfolio’s sustainability impact considerations, may be less sustainable as compared either to other companies in the DFA U.S. Sustainability Portfolio’s investment universe or other companies with similar business lines. Similarly, relative to a DFA U.S. Sustainability Core 1 Portfolio without sustainability impact considerations, the DFA U.S.

Sustainability Core 1 Portfolio will overweight securities of companies that, according to the DFA U.S. Sustainability Core 1 Portfolio’s sustainability impact considerations, may be more sustainable as compared either to other companies in the DFA U.S. Sustainability Core 1 Portfolio’s investment universe or other companies with similar business lines. In considering sustainability impact and other factors that DFA believes may be important to investors, DFA will consider greenhouse gas emissions intensity, fossil fuel reserves, coal, land use, water use, factory farming activities, biodiversity, involvement in toxic spills or releases, operational waste, tobacco, palm oil, cluster munitions manufacturing, landmine manufacturing, civilian firearms manufacturing, the ownership or operation of private prisons and/or immigrant detention facilities, child labor, and severe environmental, social, or governance controversies that indicate operations inconsistent with responsible business conduct standards (such as those defined by the UN Global Compact Principles and the OECD Guidelines for Multinational Enterprises), among other factors. In particular, the DFA U.S. Sustainability Core 1 Portfolio will exclude companies DFA considers to have high greenhouse gas emissions intensity or fossil fuel reserves relative to other issuers. DFA may engage third party service providers to provide research and/or ratings information relating to the DFA U.S. Sustainability Core 1 Portfolio’s sustainability impact considerations with respect to securities in the DFA U.S. Sustainability Core 1 Portfolio, where information is available from such providers.

The DFA U.S. Sustainability Core 1 Portfolio may periodically modify, add, or remove certain sustainability impact considerations.

In the Principal Risks from Holdings in ESG Underlying Funds table for each of the ESG Portfolios, Small-Capitalization Companies Risk and Value Companies Risk are added alphabetically.

SUPPLEMENT DATED NOVEMBER 1, 2024

TO THE PACIFIC SELECT FUND PROSPECTUS DATED OCTOBER 15, 2024

FOR CLASS I and CLASS P SHARES

This supplement revises the Pacific Select Fund Prospectus dated October 15, 2024 for Class I and Class P Shares (the “Prospectus”) and must be preceded or accompanied by the Prospectus. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

Disclosure Changes to the Fund Summaries section

QQQ® Plus Bond Alpha Portfolio – In the Principal Investment Strategies subsection, the first sentence of the first paragraph is deleted and replaced with the following:

Under normal circumstances, this Fund invests at least 80% of its assets in a combination of (1) derivatives that provide exposure to the Nasdaq-100 Index® and/or the Nasdaq-100 Total Return® Index (the “Nasdaq-100 Indices”) and (2) bonds.

Also in the Principal Investment Strategies subsection, the third paragraph is deleted and replaced with the following:

The term “QQQ” in the Fund’s name refers to derivative investments used to gain exposure to the Nasdaq-100 Indices, large-cap growth equity indices designed to track the performance of 100 of the largest domestic and international non-financial companies listed on the Nasdaq Stock Market® based upon market capitalization.

In the Principal Risks subsection, the following Underlying Fund Risk is added after Active Management Risk:

•	Underlying Fund Risk: Because the Fund is available for investment by one or more “fund of funds” of the Trust and thus may have a significant percentage of its outstanding shares held by such fund of funds, a change in asset allocation by the fund of funds could result in large redemptions out of the Fund, causing the sale of securities in a short timeframe and potential increases in expenses to the Fund and its remaining shareholders, both of which could negatively impact performance.

Disclosure Changes to the Additional Information About Principal Investment Strategies and Principal Risks section

In the General Investment Information subsection, the first sentence of the sixth paragraph is deleted and replaced with the following:

All of the Funds in this Prospectus are available for investment (a “Portfolio Optimization Underlying Fund”) by the Portfolio Optimization Portfolios, which are funds that invest in other funds of the Trust to seek their investment goals (each a “fund of funds”).

QQQ® Plus Bond Alpha Portfolio – In the Principal Risks table, Underlying Fund Risk is added alphabetically under the Risks for both portions of the Fund subsection.

Disclosure Changes to the Additional Information About Fund Performance section

In the Index Definitions subsection, the second to last paragraph will be deleted and replaced with the following:

Nasdaq®, Nasdaq-100 Index®, Nasdaq-100®, NDX® and QQQ® are registered trademarks of Nasdaq, Inc. (which with its affiliates are referred to as the “Corporations”) and are licensed for use by the Trust. The QQQ Plus Bond Alpha Portfolio (the “Product”) has not been passed on by the Corporations as to its legality or suitability. The Product is not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITYWITH RESPECT TO THE PRODUCT. The SAI contains additional information on the limited relationship between the Corporations and the Trust.

SUPPLEMENT DATED NOVEMBER 1, 2024

TO THE PACIFIC SELECT FUND STATEMENT OF ADDITIONAL INFORMATION

DATED OCTOBER 15, 2024 FOR THE Large-Cap Plus Bond Alpha Portfolio,

Small-Cap Plus Bond Alpha Portfolio, International Equity Plus

Bond Alpha Portfolio, Bond Plus Portfolio and QQQ® Plus Bond Alpha Portfolio AND

DATED MAY 1, 2024 FOR ALL OTHER FUNDS

This supplement revises the Pacific Select Fund Statement of Additional Information dated October 15, 2024 for the Large-Cap Plus Bond Alpha Portfolio, Small-Cap Plus Bond Alpha Portfolio, International Equity Plus Bond Alpha Portfolio, Bond Plus Portfolio and QQQ Plus Bond Alpha Portfolio and dated May 1, 2024 for all other Funds (the “SAI”), as supplemented, and must be preceded or accompanied by the SAI. Remember to review the SAI for other important information. Capitalized terms not defined herein are as defined in the SAI.

ADDITIONAL INFORMATION ON UNDERLYING FUNDS

In the table of the ESG Underlying Funds in which the ESG Portfolios may invest, “DFA U.S. Sustainability Core 1 Portfolio” is added in alphabetical order.

In the table of the Portfolio Optimization Underlying Funds in which the Portfolio Optimization Portfolios may invest, “QQQ Plus Bond Alpha Portfolio” is added in alphabetical order.

PURCHASES AND REDEMPTIONS

The second sentence in this section will be deleted and replaced with the following:

Class P shares of the Portfolio Optimization Underlying Funds and the PBA Portfolios are also available for purchase and sale by certain Funds of Funds of the Trust, PLFA and certain of its affiliates.

THIRD PARTY DISCLAIMERS

The sub header for “Nasdaq” is deleted and replaced with “Nasdaq®”.

In addition, all references in that subsection to “Nasdaq-100” are deleted and replaced with “Nasdaq-100 Index®, Nasdaq-100® and NDX®”.